Northern Trust Corporation (Corporation only) (Tables) (Parent Company)	12 Months Ended
Dec. 31, 2012
Parent Company
Condensed Balance Sheet

CONDENSED BALANCE SHEET	DECEMBER 31,
(In Millions)	2012	2011
ASSETS
Cash on Deposit with Subsidiary Bank	$6.5	$6.5
Time Deposits with Subsidiary Banks	1,691.4	1,269.2
Securities	4.9	97.1
Advances to Wholly-Owned Subsidiaries – Banks	1,035.0	1,035.0
– Nonbank	5.0	5.0
Investments in Wholly-Owned Subsidiaries – Banks	7,225.6	6,890.6
– Nonbank	142.6	152.6
Buildings and Equipment	3.4	3.4
Other Assets	377.7	375.5

Total Assets	$10,492.1	$9,834.9

LIABILITIES
Senior Notes	$2,405.8	$2,126.7
Floating Rate Capital Debt	277.0	276.9
Other Liabilities	282.3	314.0

Total Liabilities	2,965.1	2,717.6
STOCKHOLDERS’ EQUITY
Common Stock	408.6	408.6
Additional Paid-in Capital	1,012.7	977.5
Retained Earnings	6,702.7	6,302.3
Accumulated Other Comprehensive Loss	(283.0)	(345.6)
Treasury Stock	(314.0)	(225.5)

Total Stockholders’ Equity	7,527.0	7,117.3

Total Liabilities and Stockholders’ Equity	$10,492.1	$9,834.9

Condensed Statement of Income

CONDENSED STATEMENT OF INCOME	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011	2010
OPERATING INCOME
Dividends – Bank Subsidiaries	$440.0	$500.0	$–
– Nonbank Subsidiaries	26.2	5.1	67.2
Intercompany Interest and Other Charges	30.0	19.8	11.4
Interest and Other Income	10.6	13.3	6.9

Total Operating Income	506.8	538.2	85.5
OPERATING EXPENSES
Interest Expense	74.9	66.9	50.8
Other Operating Expenses	13.0	12.6	15.4

Total Operating Expenses	87.9	79.5	66.2

Income before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	418.9	458.7	19.3
Benefit for Income Taxes	21.1	24.8	23.0

Income before Equity in Undistributed Net Income of Subsidiaries	440.0	483.5	42.3
Equity in Undistributed Net Income of Subsidiaries – Banks	266.9	71.0	636.9
– Nonbank	(19.6)	49.1	(9.7)

Net Income	$687.3	$603.6	$669.5

Net Income Applicable to Common Stock	$687.3	$603.6	$669.5

Condensed Statement of Cash Flows

CONDENSED STATEMENT OF CASH FLOWS	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2012	2011	2010
OPERATING ACTIVITIES:
Net Income	$687.3	$603.6	$669.5
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Equity in Undistributed Net Income of Subsidiaries	(247.3)	(120.1)	(620.9)
Change in Prepaid Expenses	(0.9)	0.2	1.2
Change in Accrued Income Taxes	34.7	28.5	61.8
Other, net	(36.0)	(41.1)	(13.3)

Net Cash Provided by Operating Activities	437.8	471.1	98.3

INVESTING ACTIVITIES:
Change in Time Deposits with Banks	(422.2)	292.1	(77.2)
Purchases of Securities – Available for Sale	(0.4)	(91.4)	(109.7)
Proceeds from Sale, Maturity and Redemption of Securities – Available for Sale	94.3	105.4	4.7
Change in Capital Investments in Subsidiaries	0.3	(0.5)	(204.8)
Advances to Wholly-Owned Subsidiaries	–	(750.0)	–
Other, net	–	–	(0.9)

Net Cash Used in Investing Activities	(328.0)	(444.4)	(387.9)

FINANCING ACTIVITIES:
Change in Senior Notes	300.0	250.0	497.2
Treasury Stock Purchased	(162.4)	(79.0)	(5.9)
Net Proceeds from Stock Options	106.8	75.6	70.6
Cash Dividends Paid on Common Stock	(354.3)	(273.7)	(273.2)
Other, net	0.1	0.1	1.2

Net Cash Provided by (Used in) Financing Activities	(109.8)	(27.0)	289.9

Net Change in Cash on Deposit with Subsidiary Bank	–	(0.3)	0.3
Cash on Deposit with Subsidiary Bank at Beginning of Year	6.5	6.8	6.5

Cash on Deposit with Subsidiary Bank at End of Year	$6.5	$6.5	$6.8